Securities - Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 199,094	$ 195,098
Gross Unrealized Gains	3,549	9,175
Gross Unrealized Losses	(3,030)	(312)
Total securities available for sale, Fair Value	199,613	203,961
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	52,229	53,919
Gross Unrealized Gains	95	375
Gross Unrealized Losses	(764)	(8)
Total securities available for sale, Fair Value	51,560	54,286
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	79,975	72,884
Gross Unrealized Gains	2,327	6,946
Gross Unrealized Losses	(1,677)	(24)
Total securities available for sale, Fair Value	80,625	79,806
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	66,409	67,814
Gross Unrealized Gains	1,127	1,854
Gross Unrealized Losses	(557)	(233)
Total securities available for sale, Fair Value	66,979	69,435
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	198,613	194,617
Gross Unrealized Gains	3,549	9,175
Gross Unrealized Losses	(2,998)	(265)
Total securities available for sale, Fair Value	199,164	203,527
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains
Gross Unrealized Losses	(32)	(47)
Total securities available for sale, Fair Value	$ 449	$ 434